Fair Value Measurement - Fair Value Measurements of Roll Forward In Level 3 Financial Instruments (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance		¥ 44,873	¥ 51,346	¥ 102,373
Addition		8,000	21,815	8,000	$ 62,768	[1]
Disposal	[1]		(21,157)
Impairment		(20,417)	(4,635)	7,443
Effect of currency translation adjustment		3,001	(1,072)	¥ (3,827)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]				Gain (Loss) on Investments	Gain (Loss) on Investments
The change in fair value of the investments		(1,089)	(1,424)	¥ 15,011
Fair value of Level 3 investments, Ending Balance		34,368	44,873	51,346
iSNOB Holding Limited
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance		21,918	22,595	76,841
Disposal	[1]			(59,243)
Effect of currency translation adjustment		1,816	(677)	(3,717)
The change in fair value of the investments		922		8,714
Fair value of Level 3 investments, Ending Balance		24,656	21,918	22,595
Ruisha Technology
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance			19,065	7,623
Disposal	[1]		(18,157)
The change in fair value of the investments			(908)	11,442
Fair value of Level 3 investments, Ending Balance				19,065
Shanghai Huzan Information and Technology Co., Ltd.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance			1,686	10,996
Impairment			(1,635)	(4,055)
Effect of currency translation adjustment			(51)
The change in fair value of the investments				(5,145)
Fair value of Level 3 investments, Ending Balance				1,686
Xuanwei
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance				3,525
Disposal | $	[1]				$ (3,525)
Effect of currency translation adjustment				(110)
Poppy
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance		15,871
Addition			16,215
Impairment		(16,817)
Effect of currency translation adjustment		946	(344)
Fair value of Level 3 investments, Ending Balance			15,871
Others
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance		7,084	8,000	3,388
Addition		8,000	5,600	8,000
Disposal	[1]		(3,000)
Impairment		(3,600)	(3,000)	(3,388)
Effect of currency translation adjustment		239
The change in fair value of the investments		(2,011)	(516)
Fair value of Level 3 investments, Ending Balance		¥ 9,712	¥ 7,084	¥ 8,000

[1]	For the year ended March 31, 2022, the Company derecognized the available-for-sale debt security investment and recycled the previously recognized fair value change recorded as other comprehensive income of RMB11,106 into the gain from investments (Note 10).